FAIR VALUE (Tables)	9 Months Ended
Sep. 30, 2012
Fair Value Disclosures [Abstract]
Fair Value, Liabilities Measured on Recurring Basis [Table Text Block]

Assets and liabilities measured at fair value on a recurring basis are summarized below:

	September 30, 2012
	Level 1	Level 2	Level 3	Fair Value

Liabilities:
Warrants	$-	$21,628	$-	$21,628

	December 31, 2011
	Level 1	Level 2	Level 3	Fair Value

Liabilities:
Warrants	$-	$23,305	$-	$23,305

December 31, 2010
	Level 1	Level 2	Level 3	Fair Value

Liabilities:
Warrants	$-	$-	$-	$-